INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments in other companies (Note 4B)	$ 2,213	$ 1,779
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Investments in other companies (Note 4B)	$ 480	$ 140